Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	100,039,519	15,446,807
Common stock, shares outstanding	100,039,519	15,446,807
Class F Shares
Common stock, par value	$ 0.05	$ 0.05
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	1,499,700	1,499,700
Common stock, shares outstanding	1,499,700	1,499,700